Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .95 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .91%
iShares North American Natural Resources ETF 105,325 $ 4,089
SPDR S&P Global Natural Resources ETF 158,667 8,554
$ 12,643
Money Market Funds - 1 .04%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.99%
(a)
1,657,110 1,657
TOTAL INVESTMENT COMPANIES $ 14,300
PRIVATE INVESTMENT FUNDS - 63 .33 % Shares Held Value (000's)
Agriculture - 19 .61%
Ceres Farmland Holdings, LP
(b)
N/A $ 10,361
Hancock Timberland and Farmland Fund, LP
(b)
N/A 13,258
UBS AgriVest Farmland Fund
(b)
N/A 7,703
$ 31,322
Energy - Alternate Sources - 11 .45%
ACIP Parallel Fund A, LP
(b)
N/A 4,136
Brookfield Super-Core Infrastructure Partners Fund,
LP
(b)
N/A 8,325
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 5,828
$ 18,289
Forest Products & Paper - 7 .45%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 11,900
Private Equity - 10 .12%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,446
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b),(c)
N/A 9,725
$ 16,171
Real Estate - 14 .70%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 4,188
FDR PELF SCA, SICAV-RAIF
(b)
N/A 5,889
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,275
UBS Trumbull Property Growth & Income Fund
(b)
N/A 8,123
$ 23,475
TOTAL PRIVATE INVESTMENT FUNDS $ 101,157
COMMON STOCKS - 23 .76 % Shares Held Value (000's)
Commercial Services - 0 .93%
Atlas Arteria Ltd 142,921 $ 593
CCR SA 91,030 267
Transurban Group 65,422 623
$ 1,483
Diversified Financial Services - 0 .03%
RAM Essential Services Property Fund 106,090 49
Electric - 7 .18%
Brookfield Renewable Corp 16,740 528
Constellation Energy Corp 3,849 352
CPFL Energia SA 63,664 455
Edison International 13,407 931
EDP - Energias de Portugal SA 251,601 1,230
Enel SpA 120,714 814
Entergy Corp 7,200 701
Iberdrola SA 41,714 545
National Grid PLC 76,878 1,019
NextEra Energy Inc 8,725 647
OGE Energy Corp 22,732 816
Public Service Enterprise Group Inc 18,250 1,143
Redeia Corp SA 29,498 496
Southern Co/The 14,699 1,033
SSE PLC 32,572 764
$ 11,474
Energy - Alternate Sources - 0 .39%
NextEra Energy Partners LP 10,716 628
Engineering & Construction - 0 .40%
Ferrovial SE 20,017 633
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 1 .49%
China Resources Gas Group Ltd 142,401 $ 489
Enagas SA 26,471 520
Italgas SpA 73,567 436
Snam SpA 178,888 935
$ 2,380
Healthcare - Services - 0 .06%
Chartwell Retirement Residences 13,200 94
Iron & Steel - 0 .00%
Novolipetsk Steel PJSC
(c)
36,800 —
Severstal PAO
(c)
4,878 —
$ —
Mining - 0 .00%
Polyus PJSC 407 —
Pipelines - 2 .19%
APA Group 145,572 942
Enbridge Inc 6,860 255
Gibson Energy Inc 32,340 509
Pembina Pipeline Corp 22,499 707
TC Energy Corp 19,747 798
Williams Cos Inc/The 8,719 284
$ 3,495
Private Equity - 0 .09%
CapitaLand Investment Ltd/Singapore 59,700 147
Real Estate - 0 .66%
Castellum AB 7,035 67
Mitsui Fudosan Co Ltd 15,600 311
Qualitas Ltd 84,176 152
Sumitomo Realty & Development Co Ltd 9,700 240
Sun Hung Kai Properties Ltd 18,000 228
Wihlborgs Fastigheter AB 8,604 62
$ 1,060
REITs - 8 .83%
Activia Properties Inc 31 87
AIMS APAC REIT 109,200 100
Alexandria Real Estate Equities Inc 2,787 316
American Homes 4 Rent 7,789 276
American Tower Corp 4,651 902
Arena REIT 18,497 46
AvalonBay Communities Inc 374 71
Big Yellow Group PLC 17,793 243
Broadstone Net Lease Inc 13,195 204
CapitaLand Ascott Trust 3,403 3
CapitaLand Integrated Commercial Trust 79,033 112
Centuria Industrial REIT 41,395 86
CRE Logistics REIT Inc 85 105
Cromwell European Real Estate Investment Trust 35,000 60
Crown Castle Inc 6,941 791
CubeSmart 4,903 219
Daiwa House REIT Investment Corp 92 176
Digital Realty Trust Inc 5,101 581
Dream Industrial Real Estate Investment Trust 23,200 247
Equinix Inc 459 360
Equity LifeStyle Properties Inc 2,608 174
ESR Kendall Square REIT Co Ltd 18,759 57
ESR-LOGOS REIT 251,188 62
Extra Space Storage Inc 3,356 500
First Industrial Realty Trust Inc 4,731 249
Gaming and Leisure Properties Inc 11,034 535
Gecina SA 825 88
Goodman Group 6,745 91
Healthcare Realty Trust Inc 5,939 112
HealthCo REIT 11,326 10
Industrial & Infrastructure Fund Investment Corp 62 65
Ingenia Communities Group 19,978 53
Invincible Investment Corp 262 104
Invitation Homes Inc 12,952 446
Japan Hotel REIT Investment Corp 214 109
Klepierre SA 6,461 161

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Lendlease Global Commercial REIT 107,361 $ 52
Link REIT 78,240 436
Medical Properties Trust Inc 7,976 74
Mercialys SA 19,081 172
Merlin Properties Socimi SA 18,758 161
Mitsubishi Estate Logistics REIT Investment Corp 30 86
National Health Investors Inc 2,759 145
Nexus Industrial REIT 43,100 276
Plymouth Industrial REIT Inc 7,236 167
Prologis Inc 6,209 761
Rexford Industrial Realty Inc 7,317 382
Sabra Health Care REIT Inc 25,134 296
Safestore Holdings PLC 11,286 122
Saul Centers Inc 1,964 72
Scentre Group 73,624 130
Segro PLC 21,163 193
Sekisui House Reit Inc 351 204
SF Real Estate Investment Trust 95,000 34
Spirit Realty Capital Inc 2,936 116
Stockland 79,228 213
Sun Communities Inc 3,346 437
Ventas Inc 14,411 681
VICI Properties Inc 18,783 590
Welltower Inc 6,246 505
$ 14,106
Transportation - 0 .98%
Union Pacific Corp 3,241 663
West Japan Railway Co 21,703 903
$ 1,566
Water - 0 .53%
Pennon Group PLC 54,981 497
United Utilities Group PLC 28,165 344
$ 841
TOTAL COMMON STOCKS $ 37,956
CONVERTIBLE PREFERRED STOCKS
- 0 .04 % Shares Held Value (000's)
REITs - 0 .04%
RPT Realty 7.25%
(d)
1,150 $ 56
TOTAL CONVERTIBLE PREFERRED STOCKS $ 56
PREFERRED STOCKS - 0 .42 % Shares Held Value (000's)
Electric - 0 .42%
Centrais Eletricas Brasileiras SA 1.49% 72,348 $ 674
TOTAL PREFERRED STOCKS $ 674
BONDS - 3 .14%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3 .14%
BANK 2020-BNK25
3.47%, 01/15/2063
(e)
$ 447 $ 327
BBCMS Mortgage Trust 2022-C17
4.89%, 09/15/2055
(e)
250 215
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(f)
310 187
3.78%, 05/15/2052 500 430
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(e),(f),(g)
1,750 81
Benchmark 2020-B20 Mortgage Trust
1.66%, 10/15/2053
(e),(f),(g)
3,250 273
Benchmark 2021-B23 Mortgage Trust
1.38%, 02/15/2054
(e),(g)
2,478 160
Benchmark 2021-B28 Mortgage Trust
1.49%, 08/15/2054
(e),(f),(g)
4,000 334
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(f)
1,000 470
Freddie Mac Multifamily Structured Pass Through
Certificates
2.53%, 03/25/2049
(e),(g)
6,890 603
GS Mortgage Securities Trust 2013-GCJ14
4.71%, 08/10/2046
(e),(f)
539 449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.67%, 10/15/2048
(e),(f)
$ 1,000 $ 729
Morgan Stanley Capital I Trust 2019-H7
1.44%, 07/15/2052
(e),(g)
5,012 277
Morgan Stanley Capital I Trust 2020-HR8
2.70%, 07/15/2053 189 139
Wells Fargo Commercial Mortgage Trust 2020-C56
1.52%, 06/15/2053
(e),(g)
5,529 339
$ 5,013
TOTAL BONDS $ 5,013
Total Investments $ 159,156
Other Assets and Liabilities -  0.36% 575
TOTAL NET ASSETS - 100.00% $ 159,731
(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,523 or 1.58% of net assets.
(g) Security is an Interest Only Strip.
Portfolio Summary
Sector Percent
Financial 34 .47%
Consumer, Non-cyclical 20 .60%
Energy 14 .03%
Utilities 9 .62%
Exchange-Traded Funds 7 .91%
Materials 7 .45%
Mortgage Securities 3 .14%
Industrial 1 .38%
Money Market Funds 1 .04%
Basic Materials 0 .00%
Other Assets and Liabilities
0 .36%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2023 (unaudited)
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 06/08/2023 $ 3,842 $ 4,136 N/A 2.59%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 4,188 90 2.62%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 7,996 8,325 N/A 5.21%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 10,269 11,900 90 7.45%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 04/18/2023 5,980 5,828 N/A 3.65%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 10,361 N/A 6.49%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 5,889 90 3.69%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,114 6,446 N/A 4.03%
Hancock Timberland and Farmland Fund, LP
(i)
08/12/2020 - 04/20/2023 13,000 13,258 N/A 8.30%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(j)
06/27/2022 8,000 9,725 90 6.09%
PGIM Real Estate US Debt Fund, LP
(k)
04/30/2021, 06/30/2021 5,315 5,275 N/A 3.30%
UBS AgriVest Farmland Fund
(l)
07/01/2020 - 01/03/2023 6,908 7,703 60 4.82%
UBS Trumbull Property Growth & Income Fund
(m)
07/01/2020 - 12/30/2021 7,732 8,123 60 5.09%
Total $ 101,157 63.33%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(j) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(k) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(l) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(m) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
June 30, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2023 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, net asset value and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

June 30, 2023 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of June 30, 2023 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 5,013 $ — $ 5,013
Common Stocks
Basic Materials — — — —
Consumer, Non-cyclical 361 1,216 — 1,577
Energy 3,181 942 — 4,123
Financial 10,485 4,877 — 15,362
Industrial 663 1,536 — 2,199
Utilities 6,606 8,089 — 14,695
Convertible Preferred Stocks* 56 — — 56
Investment Companies* 14,300 — — 14,300
Preferred Stocks* 674 — — 674
Total $ 36,326 $ 21,673 $ — $ 57,999
Investments Using NAV as practical expedient
Private Investment Funds 101,157
Total investments in securities $ — $ — $ — $ 159,156